SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

2017
Dividend yield	—
Expected annual volatility	40%
Risk-free interest rate	2.23%
Expected life of the awards (years)	7.19
Weighted-average grant date fair value of awards (per share)	$11.86

Summary of awards activity for the Company

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2016	2,155,931	$5.29	186,410	$30.21	9,196,747	—
Granted	1,680,000	40.00	—	—	5,134,522	—
Exercised	(1,106,003)	5.23	(27,200)	19.16	(2,623,006)	—
Forfeited	—	—	—	—	(486,217)	—
Cancelled	—	—	—	—	(2,939)	—
Outstanding as of December 31, 2017	2,729,928	$26.68	159,210	$32.10	11,219,107	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$3.40	Option	58,800	0.09	1.7	58,800	0.09	1.7
$3.43	Option	111,800	1.54	3.3	111,800	1.54	3.3
$3.51	Option	360,725	1.86	10.5	360,725	1.86	10.5
$4.16	Option	167,938	2.43	4.8	167,938	2.43	4.8
$8.77	Option	350,665	2.86	8.4	350,665	2.86	8.4
$40.00	Option	1,680,000	9.88	—	—	—	—
Total Options		2,729,928	6.91	28.7	1,049,928	2.15	28.7
$16.95	SARs	2,500	3.97	—	2,500	3.97	—
$20.99	SARs	6,710	3.91	0.1	5,844	3.91	0.1
$32.85	SARs	150,000	5.56	—	150,000	5.56	—
Total SARs		159,210	5.47	0.1	158,344	5.48	0.1
Total RSUs	RSU	11,219,107	8.47	367.4	2,382,770	6.62	78.0
Total Options, SARs, RSUs		14,108,245	8.13	396.2	3,591,042	5.26	106.8

Summary of information about non-vested share awards

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant		Grant		Grant
		Date Fair		Date Fair		Date Fair
	Quantity	Value	Quantity	Value	Quantity	Value
Non-vested as of December 31, 2016	937	$2.58	866	$12.45	6,919,190	$19.41
Granted	1,680,000	11.86	—	—	5,134,522	29.10
Vested	(937)	2.58	—	—	(2,728,219)	20.71
Forfeited	—	—	—	—	(486,217)	20.49
Cancelled	—	—	—	—	(2,939)	19.01
Non-vested as of December 31, 2017	1,680,000	$11.86	866	$12.45	8,836,337	$24.57